S000010797 [Member] Expense Example - Columbia Large Cap Growth Opportunity Fund	Feb. 28, 2025 USD ($)
Columbia Large Cap Growth Opportunity Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,630
Columbia Large Cap Growth Opportunity Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,055
Columbia Large Cap Growth Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	676
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,844
Columbia Large Cap Growth Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,055
Columbia Large Cap Growth Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	984
Columbia Large Cap Growth Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 937